Borrowings and financing (Details 3) - Thirty Three Issue Debentures [Member] R$ in Thousands	Feb. 05, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount	R$ 3,700,000
Series 1 [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,000,000
Rate	CDI + 0.51% p.a.
Maturity	2032
Series 2 [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,400,000
Rate	IPCA + 7.55% p.a.
Maturity	2035
Series 3 [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,300,000
Rate	IPCA + 7.38% p.a.
Maturity	2040